Private Placement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	May 15, 2025
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, number of securities called by warrants or rights	300,000
Class of warrant or right, price of warrants or rights	$ 10
Warrant exercisable period after initial business combination	30 days
Warrants and rights outstanding	$ 3,000,000	$ 9.923
Sponsor [Member] | Private Placement Units [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, outstanding	50,000
Sponsor [Member] | Founder Shares [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant or right, outstanding	200,000
IPO [Member] | BTIG LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Under writers investment value during initial public offering	$ 500,000